SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Silver	$ 683	$ 924	$ 698	$ 5,668
Copper	398	1,344	407	7,823
Gold	1,179	768	1,184	4,506
Penalties, treatment costs and refining charges	(379)	(377)	(379)	(3,382)
Total revenue from mining operations	$ 1,881	$ 2,659	$ 1,910	$ 14,615